Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,680,139.34

Principal:
Principal Collections	$15,442,755.99
Prepayments in Full	$9,166,499.20
Liquidation Proceeds	$420,446.74
Recoveries	$10,619.06
Sub Total	$25,040,320.99
Collections	$26,720,460.33

Purchase Amounts:
Purchase Amounts Related to Principal	$551,037.03
Purchase Amounts Related to Interest	$2,757.30
Sub Total	$553,794.33

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,274,254.66

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	30
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$27,274,254.66
Servicing Fee	$393,275.37	$393,275.37	$0.00	$0.00	$26,880,979.29
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,880,979.29
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$26,880,979.29
Interest - Class A-3 Notes	$129,912.03	$129,912.03	$0.00	$0.00	$26,751,067.26
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$26,600,455.59
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,600,455.59
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$26,526,258.26
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,526,258.26
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$26,463,118.26
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,463,118.26
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$26,385,771.76
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,385,771.76
Regular Principal Payment	$24,720,111.91	$24,720,111.91	$0.00	$0.00	$1,665,659.85
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,665,659.85
Residuel Released to Depositor	$0.00	$1,665,659.85	$0.00	$0.00	$0.00
Total		$27,274,254.66

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$24,720,111.91
Total					$24,720,111.91
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,720,111.91	$45.13	$129,912.03	$0.24	$24,850,023.94	$45.37
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$24,720,111.91	$15.35	$495,207.53	$0.31	$25,215,319.44	$15.66

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$185,588,620.58	0.3387890	$160,868,508.67	0.2936628
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$453,248,620.58	0.2814579	$428,528,508.67	0.2661073

Pool Information
Weighted Average APR	4.295%	4.295%
Weighted Average Remaining Term	33.51	32.68
Number of Receivables Outstanding	33,389	32,525
Pool Balance	$471,930,447.98	$446,079,073.49
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$453,248,620.58	$428,528,508.67
Pool Factor	0.2865348	0.2708390

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$17,550,564.82
Targeted Overcollateralization Amount	$17,550,564.82
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$17,550,564.82

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	30

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		100	$270,635.53
(Recoveries)		123	$10,619.06
Net Losses for Current Collection Period			$260,016.47
Cumulative Net Losses Last Collection Period			$8,458,082.75
Cumulative Net Losses for all Collection Periods			$8,718,099.22

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.66%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.24%	585	$9,973,534.73
61-90 Days Delinquent	0.30%	73	$1,320,807.76
91-120 Days Delinquent	0.10%	18	$425,395.38
Over 120 Days Delinquent	0.26%	61	$1,159,416.26
Total Delinquent Receivables	2.89%	737	$12,879,154.13

Repossession Inventory:
Repossessed in the Current Collection Period		23	$362,155.65
Total Repossessed Inventory		32	$600,705.08

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4713%
Preceding Collection Period			0.2959%
Current Collection Period			0.6798%
Three Month Average			0.4823%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3972%
Preceding Collection Period			0.3923%
Current Collection Period			0.4673%
Three Month Average			0.4190%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer